Leases (Tables)	12 Months Ended
Dec. 31, 2016
Leases [Abstract]
Future Minimum Rental Commitments
Future Minimum Rental Commitments

(In millions)	Capital Leases	Operating Leases
2017	$2	$43
2018	—	38
2019	—	38
2020	—	38
2021	—	38
2022 and thereafter	—	944
Total minimum rental commitments	2	$1,139
Less amounts representing interest	—
Present value of net minimum lease payments	$2